Financial instruments (Details) - Schedule of bank credit lines - MXN ($) $ in Thousands	Jan. 03, 2021	Dec. 31, 2019
Schedule of bank credit lines [Abstract]
Amount used	$ 626,554	$ 656,459
Amount not used	297,828	260,500
Total credit lines	$ 924,382	$ 916,959